LOANS, FINANCING AND DEBENTURES - WARRANTIES FOR NON-SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
UHE Belo Monte - Norte Energia | Borrowings from BNDES bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 14,126,563
UHE Santo Antnio | Borrowings from BNDES Original Direct for UHE Santo Antnio guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	4,913,552
UHE Santo Antnio | Borrowings from BNDES Supplementary Direct for UHE Santo Antnio guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	412,991
UHE Santo Antnio | Borrowings through BNDES Original Transfer for UHE Santo Antnio guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	243,443
UHE Santo Antnio | Borrowings through BNDES Supplementary Transfer for UHE Santo Antnio guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	144,695
UHE Santo Antnio | Borrowings guranteed by Furnas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,688,146
UHE Teles Pires | Borrowings from BNDES bank for UHE Teles Pires guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,194,566
UHE Teles Pires | Borrowings from BNDES/ Banco do Brasil for UHE Teles Pires guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	291,483
UHE Jirau - ESBR | Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,365,972
UHE Jirau - ESBR | Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	917,992
UHE Sinop | Borrowings from BNDES bank for UHE Sinop guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	567,272
UHE Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Chesf
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	66,703
UHE Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	66,703
Empresa de Energia Sao Manoel S.A. | Borrowings from BNDES bank for Empresa de Energia So Manoel guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	535,917
Empresa de Energia Sao Manoel S.A. | Borrowings through Issuance of Debentures for Empresa de Energia So Manoel guaranteed by Furnas
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	109,312
Belo Monte Transmissora de Energia | Borrowings from BNDES bank for Belo Monte Transmissora de Energia S. A. guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	442,552
Belo Monte Transmissora de Energia | Borrowings through Issuance of Debentures for Belo Monte Transmissora de Energia S. A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	163,981
Belo Monte Transmissora de Energia | Borrowings through Issuance of Debentures for Belo Monte Transmissora de Energia S. A. guaranteed by Furnas
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	163,981
Elicas Hermenegildo | Borrowings guranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	379,661
Santa Vitria do Palmar Holding | Borrowings guranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	48,876
Santa Vitria do Palmar Holding | Borrowings guranteed by Electrobas Two, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	264,540
Norte Brasil Transmissora | Borrowings from BNDES bank for Norte Brasil Transmissora guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	138,029
Interligao Eltrica Garanhuns | Borrowings from BNDES bank for IE Garanhuns S/A guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	91,660
Chapada do Piau II | Borrowings guranteed by Electrobas Three, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	86,571
Chapada do Piau I | Borrowings guranteed by Electrobas Four, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	74,003
Elica Chu IX | Borrowings guranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	38,143
Mangue Seco 2 | Borrowings guranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	30,265
Caldas Novas Transmissao | Borrowings guranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	8,101
Non-controlled companies guarantees
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 30,575,673